Description of plan (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Oct. 01, 2024
EBP, Description of Plan [Line Items]
Automatic eligible base pay percentage	10.00%
Contribution percentage increase	1.00%
Before tax participant contribution limit, as % of eligible compensation	60.00%
After tax contribution percentage	25.00%
Employer contribution, matching percentage	100.00%
Employer contribution, participation compensation matched percentage	5.00%
Employee contributions	$ 42,721,000
Permitted to invest in employer stock	20.00%
Maximum percentage of account value	20.00%
Rollover contributions permitted to invest in employer stock	20.00%
Shares received		1
Minimum borrowing, amount	$ 1,000
Plan participants maximum borrowing amount from account	$ 50,000
Plan participants maximum borrowing percent from account	50.00%
Service withdrawal holding period	24 months
Service withdrawal Participation period	60 months
Contribution vesting percentage	100.00%
South Bow
EBP, Description of Plan [Line Items]
Shares received		0.2
Discretionary profit sharing contribution
EBP, Description of Plan [Line Items]
Automatic eligible base pay percentage	5.00%
Profit sharing contribution percentage	7.00%
Contribution discretionary contribution	$ 20,237,846
Minimum
EBP, Description of Plan [Line Items]
Contribution percentage of bonus	1.00%
Participant loan interest rate	3.25%
Maximum
EBP, Description of Plan [Line Items]
Contribution percentage of bonus	100.00%
Note borrowing term	5 years
General loan, borrowing term	15 years
Participant loan interest rate	9.50%